BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of common stock outstanding upon business combination

Shares
Common stock of CMLS III outstanding prior to Business Combination	69,000,000
Less redemption of CMLS III shares	(39,587,066)
Less Founder Stock forfeited	(4,840,628)
Common stock of CMLS III as of the Business Combination	24,572,306
Common Stock issued pursuant to PIPE Financing	120,000,000
Business Combination and PIPE Financing shares	144,572,306
Common stock issued in Business Combination to Legacy EQRx shareholders	343,060,309
Total shares of common stock issued immediately after Business Combination	487,632,615

Schedule of elements of net proceeds from business combination	The following table summarizes the elements of the net proceeds from the Business Combination and PIPE Financing transactions as of December 31, 2021 (in thousands):

Recapitalization
Cash - CMLS III's Trust account and cash (net of redemptions)	$158,160
Cash - PIPE Financing	1,200,000
Less transaction costs and fees paid as of the Closing Date	(53,596)
Proceeds from the Business Combination, net of transactions costs paid as of the Closing Date	1,304,564
Less transaction costs included in accounts payable and accrued expenses at December 31, 2021	(1,363)
Net proceeds from the Business Combination	$1,303,201

Earn-Out Shares subject to liability accounting
Business Acquisition [Line Items]
Schedule of valuation inputs

	December 31,	December 17,
	2021	2021
Market price of public stock	$6.82	$8.69
Expected share price volatility	54.0%	52.9%
Risk-free interest rate	0.96%	0.93%
Estimated dividend yield	0.0%	0.0%